JPMorgan California Municipal Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Service Shares [Member] | Service
Prospectus [Line Items]
Average Annual Return, Percent	2.24%	0.94%	0.56%